Fees to Auditors - Additional Information (Detail) kr in Millions	12 Months Ended
	Dec. 31, 2019 SEK (kr) Service	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)
Auditors Remuneration [line items]
Auditors fee	kr 150	kr 141	kr 135
Tax fees	21	11	17
Other audit fees	12	15	16
PwC [member]
Auditors Remuneration [line items]
Auditors fee	124	127	122
Tax fees	10	9	13
Other audit fees	6	9	9
PwC AB Sweden [member]
Auditors Remuneration [line items]
Auditors fee	40	39	39
Other statutory engagements fees	9	9	10
Tax fees	2	1	3
Other audit fees	kr 4	kr 8	kr 5
Number of valuation services performed | Service	0